Other income	6 Months Ended
Jun. 30, 2018
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Other income

15 Other income

Other income

	1 January to 30 June
6 month period	2018	2017
Share of result from associates and joint ventures	48	136
Result on disposal of group companies		1
Other	103	111

	151	248

Results from associates and joint ventures, in the first six months of 2018, mainly comprise the share of results of EUR 35 million (first six months of 2017: 34 million) from TMB Public Company Limited (TMB). First six months of 2017 included EUR 97 million from the sale of shares in Appia Group Ltd UK.